Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Current Asset [Abstract]
Schedule of Other Current Assets

	September 30,	December 31,
	2022	2021
		(as restated)
Directors & Officers insurance	$2,261,554	$—
Other current assets (i)	583,500	4,077
Advances to employees (ii)	129,424	17,063
Deferred Transaction Cost (iii)	—	6,253,257

Total	$2,974,478	$6,274,397

(i)	Refers to federal withholding taxes and recoverable income taxes.
(ii)	Refers to remuneration related advances.
(iii)
Refers to the deferral of the Transaction Costs as of December 31, 2021. After the Closing the deferred Transaction Costs were either expensed or recorded as reduction of the proceeds raised from issuance of common stock.

The other current assets are comprised of the following items:

	Year Ended December 31,
	2021	2020
	As Restated
Deferred Transaction Costs	$6,253,257	$—
Advances to employees	17,063	1,867
Other current assets	4,077	2,243
Total	$6,274,397	$4,110